Note 8 - Leases	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]

8. Leases

The Company determines whether an arrangement is a lease at inception of the agreement. Presently, the Company leases land, machinery and equipment under various operating and financing leases.

Right-of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the lease term and lease obligations represent the net present value of the Company’s obligation to make payments arising from these leases. ROU assets and lease obligations are recognized at commencement date based on the present value of lease payments over the lease term using the implicit lease interest rate or, when unknown, an incremental borrowing rate based on the information available at commencement date or April 1, 2019 for leases that commenced prior to that date. ROU assets and lease obligations for the Company’s operating and financing leases are disclosed separately in the Company’s Consolidated Balance Sheets.

Lease terms may include options to extend or terminate the lease, and the impact of these options are included in the calculation of the ROU asset and lease obligation only when the exercise of the option is at the Company’s sole discretion and it is reasonably certain that the Company will exercise that option. The Company will not separate lease and non-lease components for its leases when it is impractical to separate the two. In addition, the Company has certain leases that have variable payments based solely on output or usage of the leased asset. These variable operating leases are excluded from the Company’s Consolidated Balance Sheet presentation and expensed as incurred. Leases with an initial term of 12 months or less, or short-term leases, are not recorded on the accompanying Consolidated Balance Sheets and are expensed as incurred.

The components of lease cost were as follows (in thousands):

	Fiscal Year:
	2024	2023	2022
Lease cost:
Amortization of right of use assets	$6,134	$6,715	$5,970
Interest on lease liabilities	767	959	1,048
Finance lease cost	6,901	7,674	7,018
Operating lease cost	8,222	13,506	19,250
Short-term lease cost	5,335	5,589	5,879
Total lease cost	$20,458	$26,769	$32,147

	Fiscal Year:
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$767	$959	$1,048
Operating cash flows from operating leases	8,849	13,736	19,010
Financing cash flows from finance leases	7,956	8,814	7,868
	$17,572	$23,509	$27,926

Right-of-use assets obtained in exchange for new finance lease liabilities	$337	$5,825	$9,754
Right-of-use assets obtained in exchange for new operating lease liabilities	$5,409	$4,362	$10,550
Weighted-average lease term (years):
Financing leases	4.4	4.7	4.6
Operating leases	4.3	4.6	4.3
Weighted-average discount rate:
Financing leases	4.0%	3.8%	3.4%
Operating leases	4.7%	4.4%	4.2%

Undiscounted future lease payments under non-cancelable operating and financing leases, along with a reconciliation of undiscounted cash flows to operating and financing lease obligations, respectively, as of March 31, 2024 were as follows (in thousands):

Years ending March 31:	Operating	Financing
2025	$6,995	$5,371
2026	4,822	4,280
2027	3,692	3,218
2028	3,430	2,811
2029	973	1,659
2030-2034	2,003	1,306
Total minimum payment required	$21,915	$18,645
Less interest	1,891	1,562
Present value of minimum lease payments	20,024	17,083
Amount due within one year	6,266	4,824
Long-term lease obligations	$13,758	$12,259